Debt (Details) - USD ($)		1 Months Ended		9 Months Ended		12 Months Ended
	Jul. 30, 2021	Apr. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Proceeds from borrowing on credit facilities				$ 0	$ 64,282,000	$ 64,563,000	$ 0	$ 0
Loan received from Small Business Administration's Paycheck Protection Program		$ 8,100,000
Repayments of lines of credit				38,124,000	$ 26,439,000	26,439,000	$ 0	$ 0
Repayments of small business administration's paycheck protection program	$ 8,100,000
Final termination payment	900,000
Accelerated unamortized debt issuance costs	400,000
Debt outstanding				$ 0		$ 38,124,000
Line of Credit | Variable Rate Revolving Line Of Credit
Debt Instrument [Line Items]
Proceeds from borrowing on credit facilities			$ 11,400,000
Line of Credit | Variable Rate Growth Capital Advance Components
Debt Instrument [Line Items]
Proceeds from borrowing on credit facilities			15,000,000
Line of Credit | Subordinated Credit Facility
Debt Instrument [Line Items]
Proceeds from borrowing on credit facilities			$ 30,000,000
Repayments of lines of credit	$ 30,000,000